Basis of Presentation And Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2015	Jun. 03, 2008
Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit	$ (81,786,990)	$ (89,557,757)	$ (89,299,963)	$ 120,538
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount	50,867,639	13,966,897